Loss per share (Tables)	6 Months Ended
Jun. 30, 2025
Loss per share
Summary of basic and diluted net loss per share

Basic and diluted net loss per share attributable to ordinary shares for the six months ended June 30, 2025 and 2024 are calculated as follows (in thousands, except share and per share amounts):

	For the six months ended June 30,
(Euro thousands)	2025	2024
Net loss attributable to ordinary shares	(73,154)	(57,317)
Weighted-average shares outstanding-basic and diluted (thousand shares)	117,314	117,320
Net loss per share:
Basic and diluted (in Euro)	(0.62)	(0.49)

Summary of outstanding shares of potentially dilutive securities

	At June 30,	At June 30,
(Thousand shares)	2025	2024
Treasury shares	8,651	27,702
Warrants	31,980	31,980
Total outstanding shares of potentially dilutive securities	40,631	59,682